o  GOF P-13
   GOF PA-13

                          SUPPLEMENT DATED MAY 1, 2006
       TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED FUNDS

FRANKLIN CALIFORNIA TAX-FREE INCOME  FUND, INC.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Franklin California Insured Tax-Free Income Fund
Franklin California Intermediate-Term Tax-Free Income Fund
Franklin California Limited-Term Tax-Free Income Fund
Franklin California Tax-Exempt Money Fund

FRANKLIN CAPITAL GROWTH FUND

FRANKLIN CUSTODIAN FUNDS, INC.
Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

FRANKLIN FEDERAL MONEY FUND

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FRANKLIN GLOBAL TRUST
Fiduciary European Smaller Companies Fund
Fiduciary Large Capitalization Growth and Income Fund
Fiduciary Small Capitalization Equity Fund
Franklin Templeton Core Fixed Income Fund
Franklin Templeton Core Plus Fixed Income Fund
Franklin Templeton High Income Fund
Franklin International Smaller Companies Growth Fund

FRANKLIN GOLD & PRECIOUS METALS FUND

FRANKLIN HIGH INCOME TRUST
Franklin's AGE High Income Fund

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Adjustable U.S. Government Securities Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Limited Maturity U.S.Government Securities Fund
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Total Return Fund

FRANKLIN MANAGED TRUST
Franklin Rising Dividends Fund

FRANKLIN MONEY FUND

FRANKLIN MUNICIPAL SECURITIES TRUST
Franklin California High Yield Municipal Fund
Franklin Tennessee Municipal Bond Fund
Franklin New York Tax-Free Income Fund

FRANKLIN NEW YORK TAX-FREE TRUST
Franklin New York Insured Tax-Free Income Fund
Franklin New York Intermediate-Term Tax-Free Income Fund
Franklin New York Limited-Term Tax-Free Income Fund
Franklin New York Tax-Exempt Money Fund

FRANKLIN REAL ESTATE SECURITIES TRUST
Franklin Real Estate Securities Fund

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FRANKLIN STRATEGIC SERIES
Franklin Aggressive Growth Fund
Franklin Biotechnology Discovery Fund
Franklin Blue Chip Fund
Franklin Flex Cap Growth Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Natural Resources Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II
Franklin Strategic Income Fund
Franklin Technology Fund
Franklin U.S. Long-Short Fund

FRANKLIN TAX-EXEMPT MONEY FUND

FRANKLIN TAX-FREE TRUST
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Double Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin Florida Insured Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Insured Tax-Free Income Fund
Franklin Michigan Insured Tax-Free Income Fund
Franklin Minnesota Insured Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Insured Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

FRANKLIN TEMPLETON GLOBAL TRUST
Franklin Templeton Hard Currency Fund

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Templeton Foreign Smaller Companies Fund
Templeton Global Long-Short Fund

FRANKLIN TEMPLETON MONEY FUND TRUST
Franklin Templeton Money Fund

FRANKLIN VALUE INVESTORS TRUST
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund
Franklin Mid Cap Value Fund
Franklin Small Cap Value Fund

INSTITUTIONAL FIDUCIARY TRUST
Franklin Cash Reserves Fund
Franklin Structured Large Cap Core Equity Fund
Franklin Structured Large Cap Growth Equity Fund
Money Market Portfolio

TEMPLETON GLOBAL INVESTMENT TRUST
Franklin Templeton Non-U.S. Dynamic Core Equity Fund
Templeton Income Fund
Templeton International (Ex EM) Fund

TEMPLETON CHINA WORLD FUND

TEMPLETON FUNDS, INC.
Templeton Foreign Fund
Templeton World Fund

TEMPLETON GLOBAL SMALLER COMPANIES FUND
Templeton Growth Fund, Inc.

TEMPLETON INCOME TRUST
Templeton Global Bond Fund

The prospectus is amended as follows:

I. FOR ALL FUNDS THAT OFFER ADVISOR CLASS EXCEPT FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND, FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND, FIDUCIARY EUROPEAN SMALLER COMPANIES FUND, FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND, FIDUCIARY SMALL CAPITALIZATION EQUITY FUND, FRANKLIN TEMPLETON CORE FIXED INCOME FUND, FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND, FRANKLIN TEMPLETON HIGH INCOME FUND, FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH
FUND:
 1. REPLACE THE SECTION "QUALIFIED INVESTORS" WITH THE FOLLOWING:

The following investors may qualify to buy Advisor Class shares of the Fund.

  o A registered investment advisor (RIA) who buys through a broker-dealer or trust company sponsored mutual fund trading platform on behalf of clients who have entered into a comprehensive fee or other advisory fee arrangement with the RIA, provided that the RIA is not an affiliated or associated person of the firm sponsoring the mutual fund trading platform and such broker has entered into an agreement with Distributors that authorizes the sale of Fund shares through the trading platform. Minimum initial investment: $100,000 for an individual client or $250,000 for multiple clients.

  o Current and former officers, trustees, directors, full-time employees of Franklin Templeton Investments, and their family members. Minimum initial investment: $100 ($50 for accounts with an automatic investment plan).

  o Assets held in accounts managed by a subsidiary of Franklin Resources,
 Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as Trustee of an inter vivos or testamentary trust.

  o Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code. Minimum initial investment: $1 million in Advisor Class or Class Z shares of any Franklin Templeton fund.

  o An Employer Sponsored Retirement Plan (Plan) with Plan assets of $1 million or more that is not an Existing DCS Plan. An "Employer Sponsored Retirement Plan" includes (a) an employer sponsored pension or profit sharing plan that qualifies (Qualified Plan) under section 401(a) of the Internal Revenue Code
 (Code), including Code section 401(k), money purchase pension, profit sharing and defined benefit plans; (b) an ERISA covered 403(b); and (c) certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs. An "Existing DCS Plan" is an Employer Sponsored Retirement Plan that has contracted on or before May 1, 2006 for participant level recordkeeping with an affiliate of the Distributor (Recordkeeping Affiliate) or with the entity identified in the Recordkeeping Affiliate's small business plan promotional materials. An Existing DCS Plan will become eligible to purchase Advisor Class shares on May 1, 2007.

  o Assets held in accounts managed by a state or federally regulated trust company or bank (Trust Company) either as discretionary trustee of an inter vivos or testamentary trust or as manager under an advisory agreement (including sub-advisory) or other agreement that grants the Trust Company investment discretion over those assets (Trust Company Managed Assets) if (i) the aggregate value of Trust Company Managed Assets invested in Franklin Templeton funds at the time of purchase equals at least $1 million; and (ii) the purchased shares are registered directly to the Trust Company and held solely as Trust Company Managed Assets.

  o Any trust or plan established as part of a qualified tuition program under
 Section 529 of the Internal Revenue Code, provided that Distributors or an affiliate of Distributors has entered into a contract with the state sponsor of the program to provide certain services relating to the operation of the program. No initial minimum investment.

  o A health savings account under Section 223 of the Internal Revenue Code for which Franklin Templeton Bank & Trust is the account custodian.

  o An individual or entity associated with a current customer of Franklin Templeton Institutional, LLC (FTI, LLC) if approved by FTI, LLC in consultation with its customer.

 2. UNDER "INVESTOR SERVICES - DISTRIBUTION OPTIONS" THE SENTENCE THAT BEGINS WITH, "TO REINVEST YOUR DISTRIBUTIONS IN ADVISOR CLASS SHARES..." IS REVISED AS
FOLLOWS:
 To reinvest your distributions in Advisor Class shares of another Franklin Templeton fund, you must be a current shareholder in Advisor Class or otherwise qualify to buy that fund's Advisor Class shares.

 3. UNDER "EXCHANGING SHARES - EXCHANGE PRIVILEGE" THE FOOTNOTE IS REVISED AS
FOLLOWS:
 *If you exchange into Class A shares and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares if you are a current shareholder in Advisor Class or you otherwise qualify to buy the fund's Advisor Class shares.

II. FOR ALL FUNDS THAT OFFER CLASS A SHARES, EMPLOYER SPONSORED RETIREMENT PLAN ACCOUNTS ESTABLISHED AFTER MAY 1, 2006, WILL NO LONGER RECEIVE PREPAID COMMISSIONS.

III. FOR ALL FUNDS THAT OFFER CLASS C AND R SHARES, EMPLOYER SPONSORED RETIREMENT PLAN ACCOUNTS WILL NO LONGER RECEIVE PREPAID COMMISSIONS. IV. FOR ALL FUNDS THAT OFFER CLASS R SHARES:

 1. A contingent deferred sales charge will not be imposed.
 2. The line items in the table under the section "Dealer Compensation" "Commission" and "12b-1 fee to dealer" are revised as follows:

                                                              Class R
 Commission (%) ............................................     --
 12b-1 fee to dealer .......................................  0.50%

V. FOR ALL FUNDS, THE PARAGRAPH UNDER "ACCOUNT POLICIES - ACCOUNTS WITH LOW BALANCES" IS REPLACED WITH THE FOLLOWING:

ACCOUNTS WITH LOW BALANCES
If your account has been open for more than one year and its value falls below $500 ($125 for individual retirement accounts; $50 for employee and UGMA/UTMA accounts), we will mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we will close your account and mail the proceeds to the address of record. You will not be charged a CDSC if your account is closed for this reason. This policy does not apply to: certain broker-controlled accounts established through the National Securities Clearing Corporation's Networking system; and, accounts in Class B and Class A accounts established pursuant to a conversion from Class B.

VI. FOR ALL FUNDS, THE PARAGRAPH UNDER "EXCHANGING SHARES - INVOLUNTARY REDEMPTIONS" IS REPLACED WITH THE FOLLOWING:
Involuntary redemptions. The Fund reserves the right to close your account if the account value falls below $500 ($125 for individual retirement accounts; $50 for employee and UGMA/UTMA accounts), or you are deemed to engage in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the Fund (such as market timing).

VII. FOR THE FRANKLIN U.S. GOVERNMENT SECURITIES FUND ONLY:
THE MANAGER LINE-UP IN THE "MANAGEMENT" SECTION HAS BEEN UPDATED TO ADD THE
FOLLOWING:

 PAUL VARUNOK, VICE PRESIDENT OF ADVISERS
 Mr. Varunok has been a manager of the Fund since April 2006, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2001. Previously, he was a fixed-income analyst for Prudential Securities, Inc.

               Please keep this supplement for future reference.